Equity - Schedule of Movement Warrant Activities (Details) - USD ($)		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Exchange Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding, Ending	2,012,819			3,000,000	[1]	7,899,412
Warrants Outstanding, Weighted Average Exercise Price, Ending	$ 4.81			$ 1.62	[1]	$ 1.13
Warrants Outstanding, Contractual Life in Years, Ending	8 months 1 day			3 months 29 days	[1]	2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value, Ending
Exchange Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding, Ending	2,012,819			3,000,000		7,899,412
Warrants Exercisable, Weighted Average Exercise Price, Ending	$ 4.81			$ 1.62		$ 1.13
Warrants Exercisable, Contractual Life in Years, Ending	8 months 1 day			3 months 29 days		2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value, Ending
Exchange Warrants Granted [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding						43,992,500
Warrants Granted, Weighted Average Exercise Price						$ 1.15
Warrants Granted, Contractual Life in Years						2 years 5 months 8 days
Warrants Granted, Intrinsic Value
Exchange Warrants Exercises [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding		(3,000,000)		(197,941)		(37,887,959)
Warrants Exercises, Weighted Average Exercise Price		$ 1.62		$ 1.62		$ 1.32
Warrants Exercises, Intrinsic Value
Exchange Warrants Forfeited [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding				(4,701,471)
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Intrinsic Value
Exchange Warrants Forfeited [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Intrinsic Value
Exchange Warrants Expired [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding						(217,948)
Warrants Expired, Weighted Average Exercise Price						$ 5.85
Warrants Expired, Intrinsic Value
Common Warrants Outstanding [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding, Ending				5,389,126		8,498,125
Warrants Outstanding, Weighted Average Exercise Price, Ending				$ 1.78		$ 1.78
Warrants Outstanding, Contractual Life in Years, Ending				1 year 11 months 12 days		2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value, Ending
Common Warrants Exercisable [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding, Ending				5,389,126		8,498,125
Warrants Exercisable, Weighted Average Exercise Price, Ending				$ 1.78		$ 1.78
Warrants Exercisable, Contractual Life in Years, Ending				1 year 11 months 12 days		2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value, Ending
Common Warrants Granted [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding						8,498,125
Warrants Granted, Weighted Average Exercise Price						$ 1.78
Warrants Granted, Contractual Life in Years						3 years 11 months 12 days
Warrants Granted, Intrinsic Value
Common Warrants Exercises [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding
Warrants Exercises, Weighted Average Exercise Price
Warrants Exercises, Intrinsic Value
Common Warrants Expired [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Intrinsic Value
Common Warrants Forfeited [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding		(5,389,126)	[1]
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Intrinsic Value			[1]
Common Warrants Adjusted for 2024 Reverse Share Split [Member] | Warrant [Member]
Schedule of Movement Warrant Activities [Line Items]
Common Warrants Adjusted for 2024 Reverse Share Split, Ordinary Shares Number Outstanding				(3,108,999)
Common Warrants Adjusted for 2024 Reverse Share Split, Weighted Average Exercise Price				$ 1.78
Common Warrants Adjusted for 2024 Reverse Share Split, Intrinsic Value

[1]	On August 27, 2025, the Company entered into a warrant exchange agreement with certain holders of 5,389,126 2023 Common Warrants, each exercisable to purchase one ordinary share. Pursuant to the terms of the exchange agreement (“2024 Exchange Agreement”), the Company and the holders agreed to retire and cancel the 2023 Common Warrants in exchange for an aggregate of 49,840 ordinary shares and 10,879,534 pre-funded warrants, each exercisable for one ordinary share. As of September 30, 2025, 10,879,534 pre-funded warrants were exercised on an alternative cashless basis to receive 435,181 ordinary shares.